Artisan Focus Fund Investment Risks - Artisan Focus Fund	Nov. 13, 2026
Prospectus [Line Items]
Risk [Text Block]	Principal RisksLike all funds, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund. The value and trading price of the Fund's ETF Shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. The Fund’s principal risks include:■ETF Structure Risks—The Fund’s ETF Shares operate as an ETF and are subject to risks related to exchange trading, including: ○The Fund’s ETF Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and are bought and sold on the secondary market at market prices. Although it is expected that the market price of the Fund’s ETF Shares will typically approximate the Fund’s NAV, there may be times when the market price reflects a significant premium or discount to NAV. ○Although the Fund’s ETF Shares are listed on the Exchange, it is possible that an active trading market in the Fund’s ETF Shares may not be maintained. In stressed market conditions, the market for the Fund’s ETF Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which could lead to wider bid/ask spreads and differences in the market price of the Fund’s ETF Shares and the underlying value of those shares. ○The Fund’s ETF Shares could potentially face trading halts and/or delisting from the Exchange. This risk is heightened in times of market stress, including at both the Fund ETF Share level and at the Fund holdings level. ○Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund with respect to ETF Shares, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). In addition, to the extent that securities held by the Fund are traded outside a collateralized settlement system, Authorized Participants may be required to post collateral on certain trades on an agency basis (on behalf of other market participants), which only a limited number of Authorized Participants may be able to do. To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the ETF Shares of the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, the Fund’s ETF Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	■Market Risks—Markets may perform poorly and the securities in which the Fund invests may underperform the general securities markets. Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions, intervention and/or policies, economic or market developments, or other external factors. The value of a company’s securities may rise or fall in response to company, market, economic, political, regulatory or other news.
Active Management Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	■Active Management Risks—The success of the Fund is dependent on the team’s investment decisions, which are based, in part, on the research process employed by the team. The portfolio securities selected by the team may decline in value or not increase in value when the market indices, including relevant benchmark indices, are rising, in which case the Fund could experience losses regardless of the performance of the market indices. When the team considers environmental, social and governance factors in its research process, the Fund may forgo certain investment opportunities and underperform funds that do not consider environmental, social and governance factors.
Risks of Emphasizing a Region Country Sector or Industry [Member]
Prospectus [Line Items]
Risk [Text Block]	■Risks of Emphasizing a Region, Country, Sector or Industry—If the Fund has invested a higher percentage of its total assets in a particular region, country, sector or industry, changes affecting that region, country, sector or industry may have a significant impact on the performance of the Fund’s overall portfolio.
Growth Investing Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	■Growth Investing Risks—Growth stocks may fall out of favor with investors and underperform other asset types during given periods. A company may never achieve the earnings growth the team anticipated.
Value Investing Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	■Value Investing Risks—Value stocks may fall out of favor with investors and underperform other asset types during given periods. The price of a company’s stock may never reach the level that the team considers its intrinsic value.
Options Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	■Options Risks—An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (in the case of a “call option”) or sell (in the case of a “put option”) the underlying asset (or settle for cash an amount based on an underlying asset, rate, or index) at a specified price during a period of time or on a specified date. Investments in options are considered speculative. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security or other assets decreased or remained the same (in the case of a call option) or increased or remained the same (in the case of a put option). Investments in options may also have the effect of creating leverage, in that they may expose the Fund to greater gains and losses than the amount of associated capital invested. Options held by the Fund may be more volatile than other types of assets. If a put or call option purchased by the Fund were to expire without being sold or exercised, its premium paid would represent a loss to the Fund. To the extent that the Fund writes or sells an option, it will be exposed to the risk that it may be required to buy or sell the underlying security at a disadvantageous price on or before the option’s expiration date. The Fund may face substantial losses in connection with any options that it writes.
High Portfolio Turnover Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	■High Portfolio Turnover Risks —The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with a less active trading strategy. These effects of higher than normal portfolio turnover may adversely affect Fund performance.
Foreign Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	■Foreign Investing Risks—Foreign securities may underperform US securities and may be more volatile than US securities. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) and to securities of issuers with significant exposure to foreign markets include currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks, including less liquidity, high inflation rates and unfavorable economic practices; and political instability and expropriation and nationalization risks.
Emerging and Developing Markets Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	■Emerging and Developing Markets Risks—Investment risks typically are greater in emerging and less developed markets, including “frontier markets”, which are a subset of emerging markets and less developed markets that, generally, have smaller economies and less mature capital markets. For example, in addition to the risks associated with investments in any foreign country, political, legal and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss. Their securities markets may be less developed, and securities in those markets are generally more volatile and less liquid than those in the developed markets. Investing in emerging market countries may involve substantial risk due to, among other reasons, limited information; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems and thinner trading markets as compared to those in developed countries; different clearing and settlement procedures and custodial services; and currency blockages or transfer restrictions. Emerging market countries also are more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war or ethnic, religious or racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Such markets may also be heavily reliant on foreign capital and, therefore, vulnerable to capital flight. Such risks may be greater in frontier markets.
Leverage Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	■Leverage Risks—Certain transactions, including, for example, the use of certain derivatives and borrowing money, can result in leverage. Leverage generally has the effect of increasing the amounts of loss or gain the Fund might realize and creates the likelihood of greater volatility of the value of the Fund’s investments. There is risk of loss in excess of invested capital.
Currency Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	■Currency Risks—Foreign securities usually are denominated and traded in foreign currencies and the exchange rates between foreign currencies and the US dollar fluctuate continuously. The Fund’s performance will be affected by its direct or indirect exposure, which may include exposure through US dollar denominated depositary receipts and participation certificates, to a particular currency due to favorable or unfavorable changes in currency exchange rates relative to the US dollar. The Fund’s direct or indirect exposure to a particular currency may be hedged to mitigate currency volatility or because the Fund believes a currency is overvalued. There can be no guarantee that any hedging activity will be successful. Hedging activity and/or use of forward foreign currency contracts may mitigate the risk of loss from changes in currency exchange rates, but also may reduce or limit the opportunity for gain and involves counterparty risk, which is the risk that the contracting party will not fulfill its contractual obligation to deliver the currency contracted for at the agreed upon price to the Fund.
Small and Medium-Sized Company Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	■Small and Medium-Sized Company Risks—Securities of small and medium-sized companies tend to be more volatile and less liquid than securities of large companies. Compared to large companies, small and medium-sized companies typically may have analyst coverage by fewer brokerage firms – meaning they may trade at prices that reflect incomplete or inaccurate information. Smaller companies may have a shorter history of operations, less access to financing and a less diversified product line – making them more susceptible to market pressures and more likely to have volatile security prices. During some periods, securities of small and medium-sized companies, as an asset class, have underperformed the securities of larger companies.
Participation Certificate Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	■Participation Certificate Risks—Investing in a participation certificate subjects the Fund to the risks associated with an investment in the underlying equity security and also exposes the Fund to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificate will not fulfill its contractual obligation to timely pay the Fund the amount owed under the certificate.
ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	■Exchange-Traded Funds (“ETF”) Investment Risks—ETFs generally expose their shareholders to the risks associated with the assets in which the ETF invests. Additionally, as exchange-traded investment vehicles, ETFs may involve market risks, management risks and (for index funds) tracking risks. If the Fund acquires shares of an ETF, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the ETF.
REIT Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	■REIT Risks—Investing in REITs may subject the Fund to certain risks associated with a REIT’s direct investment in real property and real-estate related loans. A REIT that invests in real estate-related loans may be affected by the quality of the credit extended and interest rate risk, is dependent on specialized management skills, is subject to risks inherent in financing a limited number of properties, and may be subject to defaults by borrowers and to self-liquidations.
Short Position Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	■Short Position Risks—The risk that an increase in the value of an instrument with respect to which the Fund has established a short position for investment and/or risk management purposes will result in a loss to the Fund.
Debt Securities Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	■Debt Securities Risks—The value of a debt security changes in response to various factors, including, for example, market-related factors, such as changes in interest rates or changes in the actual or perceived ability of an issuer to meet its obligations. In general, the value of a debt security will fall in response to increases in interest rates. The Fund may invest in debt securities without considering the maturity of the instrument. The value of a security with a longer duration will be more sensitive to changes in interest rates than a similar security with a shorter duration. As a result, changes in interest rates in the US and outside the US may affect the Fund’s debt investments unfavorably. Debt securities in which the Fund invests may be rated below investment grade or unrated securities that are determined by Artisan Partners to be of comparable quality. Debt securities of below investment grade quality are high yield, high risk bonds, commonly known as “junk bonds.” These bonds are predominantly speculative. They are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. These bonds have a higher degree of default risk, may be less liquid and may be subject to greater price volatility than higher-rated bonds.
Convertible Securities Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	■Convertible Securities Risks—Investing in convertible securities subjects the Fund to the risks of debt, but also the risks associated with an investment in the underlying equity security. Convertible securities are frequently issued with a call feature that allows the issuer to choose when to redeem the security, which could result in the Fund being forced to redeem, convert, or sell the convertible security under circumstances unfavorable to the Fund.
Operational and Cybersecurity Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	■Operational and Cybersecurity Risks—Operational failures, cyber-attacks or other disruptions that affect the Fund’s service providers, the Fund’s counterparties, other market participants or the issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Like all funds, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	■Non-Diversification Risks—As a non-diversified fund, the Fund may invest a larger portion of its assets in securities of a smaller number of issuers than a diversified fund, which means a single issuer’s performance may affect Fund performance more than if the Fund were invested in a larger number of issuers.